5. Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
2013	$ 177
2014	179
2015	183
2016	172
2017 and thereafter	83
Total	$ 794